Supplemental Disclosure of Cash Flow Information	9 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Supplemental Disclosure of Cash Flow Information
9.	Supplemental Disclosure of Cash Flow Information

The company paid in cash $907,771 in interest and $0 in taxes during the nine months ended December 31, 2014. The company did not make any payments for interest nor taxes in the nine months ended December 31, 2013.

During the nine months ended December 31, 2014, the company entered into the following non-cash investing and financing activities:

•	In connection with the Sprint APA, 500,000 shares of common stock valued at $10.0 million was issued as part of the Spectrum Asset purchase.

•	Repaid the working capital line of $1,300,000 in exchange for 65,000 shares of common stock.

•	Converted $1,016,956 in principal and $537,924 of accrued interest for the outstanding Redeemable Notes into 77,734 shares of common stock.

During the nine months ended December 31, 2013, the company satisfied an accounts payable liability with $9,000 in preferred stock.